Property, Plant and Equipment, Net - Assets Under Construction (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment temporarily idle	$ 2,750	$ 2,279
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment temporarily idle	2,507	2,142
Refining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment temporarily idle	$ 243	$ 137